PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	¥ 353,270,015	$ 50,516,940	¥ 52,286,618	¥ 93,735,092
Net cash provided by (used in) investing activities	(90,600,683)	(12,955,725)	(292,428,847)	216,310,708
Net cash provided by financing activities	40,164,587	5,743,460	100,267,335	(59,345,977)
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	(13,648,886)	(1,951,765)	6,051,800	8,913,200
Net increase (decrease) in cash, cash equivalents and restricted cash	289,185,033	41,352,910	(133,823,094)	259,613,023
Cash, cash equivalents and restricted cash at the beginning of the year	846,417,099	121,036,035	980,240,193	720,627,170
Cash, cash equivalents and restricted cash at the end of the year	1,135,602,132	$ 162,388,945	846,417,099	980,240,193
Reportable Legal Entities | Parent
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	1,448,176		(177,106)	14,392,402
Net cash provided by (used in) investing activities	7,644,080		(89,689,320)	133,818,900
Net cash provided by financing activities	164,587		267,335	654,023
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	(5,835,177)		4,212,517	4,034,789
Net increase (decrease) in cash, cash equivalents and restricted cash	3,421,666		(85,386,574)	152,900,114
Cash, cash equivalents and restricted cash at the beginning of the year	256,093,814		341,480,388	188,580,274
Cash, cash equivalents and restricted cash at the end of the year	¥ 259,515,480		¥ 256,093,814	¥ 341,480,388